Borrowings - Terminated Facilities (Details) $ in Thousands																				12 Months Ended
	Aug. 03, 2020 USD ($)	Aug. 02, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 20, 2020 USD ($)	Mar. 18, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 13, 2020 USD ($)	Apr. 01, 2019 USD ($)	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Dec. 12, 2018 USD ($)	Nov. 13, 2018 USD ($)	Jan. 05, 2018 USD ($)	Jul. 03, 2017 USD ($)	Apr. 05, 2017 USD ($)	Jan. 17, 2017 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) facility item	Apr. 05, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 20, 2019 USD ($)	Feb. 18, 2016 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Outstanding balance																				$ 3,658,220	$ 3,773,221
Drawn amount																				471,867	2,138,035	$ 905,730
Amount repaid																				592,463	1,481,709	547,751
Old Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Maximum borrowing capacity																									$ 450,000
Prepayment of debt										$ 354,375
Unamortized fees written off									$ 988
2019 GasLog Partners Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Maximum borrowing capacity																							$ 450,000
Outstanding balance																				$ 273,568	$ 398,501
Drawn amount								$ 75,000		$ 360,000
Five Vessel Refinancing Facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd.
Borrowings
Unamortized fees written off			$ 1,183
Refinancing of outstanding indebtedness																			$ 644,000
Balance debt paid from available cash																			68,800
Amount repaid				$ 7,933
Five-year senior tranche facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd.
Borrowings
Maximum borrowing capacity																								$ 396,500
Outstanding balance																						289,709
Drawn amount																			395,450
Amount repaid			265,911
Two-year bullet junior tranche facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd.
Borrowings
Maximum borrowing capacity																								$ 180,000
Prepayment of debt															$ 150,000
Drawn amount																			$ 179,750
Two-year bullet junior tranche facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | GasLog Partners LP
Borrowings
Prepayment of debt													$ 29,750
Legacy Facility Refinancing | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd.
Borrowings
Maximum borrowing capacity																		$ 1,050,000
Unamortized fees written off	$ 3,591
Refinancing of outstanding indebtedness																	$ 959,899
Amount repaid		$ 25,875
Number of vessels on which the existing indebtedness is refinanced | item																		8
Number of legacy facilities refinanced | facility																		6
Legacy Facility Refinancing | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd.
Borrowings
Amount repaid			$ 724,514
Legacy Facility Refinancing | GAS-fifteen Ltd
Borrowings
Amount repaid	$ 92,153
Five-year term loan facility (Legacy Facility Refinancing) | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd.
Borrowings
Maximum borrowing capacity																		$ 950,000
Outstanding balance																						775,000
Drawn amount																	950,000
Term of debt instrument																		5 years
Revolving credit facilities (Legacy Facility Refinancing) | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd.
Borrowings
Maximum borrowing capacity																		$ 100,000
Outstanding balance																						$ 0
Drawn amount					$ 25,940	$ 50,714	$ 23,346					$ 25,940				$ 30,000	$ 11,641
Amount repaid											$ 25,940			$ 41,641